UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.
Weiss Alternative Balanced Risk Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2016

	Shares	Value
LONG COMMON STOCKS - 35.11%
Aerospace & Defense - 0.60%
B/E Aerospace, Inc.	17	$813
Curtiss-Wright Corporation	7	623
Esterline Technologies Corporation (a)	5	304
General Dynamics Corporation	29	4,260
KLX, Inc. (a)	111	3,585
L-3 Communications Holdings, Inc.	4	607
Leonardo – Finmeccanica SpA (a)(b)	422	4,821
Lockheed Martin Corporation	2	505
Northrop Grumman Corporation	2	433
Orbital ATK, Inc.	10	871
Raytheon Company	23	3,209
Rockwell Collins, Inc.	6	508
Teledyne Technologies, Inc. (a)	5	525
TransDigm Group, Inc. (a)	2	559
Triumph Group, Inc.	8	247
United Technologies Corporation	95	10,227
		32,097
Air Freight & Logistics - 0.51%
C.H. Robinson Worldwide, Inc.	1	70
FedEx Corporation	71	11,495
XPO Logistics, Inc. (a)	530	15,698
		27,263
Airlines - 0.21%
Alaska Air Group, Inc.	47	3,159
American Airlines Group, Inc.	18	639
Delta Air Lines, Inc.	2	77
JetBlue Airways Corporation (a)	55	1,008
Southwest Airlines Company	98	3,627
Spirit Airlines, Inc. (a)	54	2,309
United Continental Holdings, Inc. (a)	12	563
		11,382
Auto Components - 0.22%
Dana Holding Corporation	25	341
Delphi Automotive plc (b)	8	542
Gentex Corporation	48	848
The Goodyear Tire & Rubber Company	19	545
Johnson Controls, Inc.	65	2,985
Lear Corporation	31	3,517
Tenneco, Inc. (a)	57	3,222
		12,000
Automobiles - 0.01%
Ford Motor Company	1	13
General Motors Company	1	32
Thor Industries, Inc.	8	612
		657
Banks - 2.13%

Associated Bancorporation	25	465
BancorpSouth, Inc.	14	334
Bank of America Corporation	438	6,347
Bank of Hawaii Corporation	7	482
Bank of the Ozarks, Inc.	14	504
BB&T Corporation	414	15,264
Boston Private Financial Holdings, Inc.	1,280	15,514
Cathay General Bancorp	12	360
CIT Group, Inc.	320	11,059
Citigroup, Inc.	12	526
Citizens Financial Group, Inc.	26	581
Comerica, Inc.	12	543
Commerce Bancshares, Inc.	14	662
Cullen/Frost Bankers, Inc.	9	611
East West Bancorporation, Inc.	24	821
Fifth Third Bancorporation	429	8,142
First Horizon National Corporation	39	568
First Niagara Financial Group, Inc.	60	611
FirstMerit Corporation	28	594
FNB Corporation	35	418
Fulton Financial Corporation	29	396
Huntington Bancshares, Inc.	58	551
International Bancshares Corporation	9	247
Intesa Sanpaolo SpA (b)	1,120	2,471
JPMorgan Chase & Company	168	10,747
KeyCorp	46	538
PacWest Bancorporation	20	827
People's United Financial, Inc.	34	515
The PNC Financial Services Group, Inc.	91	7,521
PrivateBancorporation, Inc.	13	575
Prosperity Bancshares, Inc.	11	562
Regions Financial Corporation	859	7,877
Signature Bank (a)	9	1,082
SunTrust Banks, Inc.	12	508
SVB Financial Group (a)	9	904
TCF Financial Corporation	26	353
Umpqua Holdings Corporation	37	564
Valley National Bancorporation	42	381
Webster Financial Corporation	15	539
Wells Fargo & Company	170	8,155
Zions Bancorporation	180	5,018
		114,737
Beverages - 0.36%
Anheuser-Busch InBev SA/NV (b)	43	5,555
The Boston Beer Company, Inc., Class A (a)	2	366
Brown-Forman Corporation, Class B	5	491
The Coca-Cola Company	11	480
Constellation Brands, Inc., Class A	3	494
Dr Pepper Snapple Group, Inc.	5	492
Molson Coors Brewing Company, Class B	66	6,742
Monster Beverage Corporation (a)	3	482
PepsiCo, Inc.	42	4,575
		19,677

Biotechnology - 1.26%
ACADIA Pharmaceuticals, Inc. (a)	29	1,074
Acceleron Pharma, Inc. (a)	26	882
Adaptimmune Therapeutics plc - ADR (a)	105	853
ADMA Biologics, Inc. (a)	204	1,601
Advaxis, Inc. (a)	66	550
Agenus, Inc. (a)	149	827
Alder Biopharmaceuticals, Inc. (a)	35	1,123
Aldeyra Therapeutics, Inc. (a)	105	646
Alexion Pharmaceuticals, Inc. (a)	6	772
Alkermes plc (a)(b)	25	1,247
Amicus Therapeutics, Inc. (a)	17	114
Anthera Pharmaceuticals, Inc. (a)	96	296
Array BioPharma, Inc. (a)	227	849
Bellicum Pharmaceuticals, Inc. (a)	29	461
Biogen, Inc. (a)	5	1,450
BioMarin Pharmaceutical, Inc. (a)	29	2,883
Catalyst Pharmaceuticals, Inc. (a)	111	80
Celgene Corporation (a)	45	5,049
Cepheid, Inc. (a)	39	1,378
Curis, Inc. (a)	203	341
Cytokinetics, Inc. (a)	17	189
Esperion Therapeutics, Inc. (a)	15	163
Exact Sciences Corporation (a)	51	886
Exelixis, Inc. (a)	29	266
Five Prime Therapeutics, Inc. (a)	46	2,332
Galapagos NV - ADR (a)	14	772
Geron Corporation (a)	32	86
Gilead Sciences, Inc.	27	2,146
Immunomedics, Inc. (a)	117	310
Incyte Corporation (a)	35	3,157
Insys Therapeutics, Inc. (a)	34	532
Intercept Pharmaceuticals, Inc. (a)	3	519
Ironwood Pharmaceuticals, Inc. (a)	153	2,162
Keryx Biopharmaceuticals, Inc. (a)	105	773
Medivation, Inc. (a)	136	8,703
Merrimack Pharmaceuticals, Inc. (a)	53	307
Neurocrine Biosciences, Inc. (a)	50	2,511

Ophthotech Corporation (a)	18	1,156
Priobiodrug AG (a)(b)	14	312
Prothena Corporation plc (a)(b)	3	165
Regeneron Pharmaceuticals, Inc. (a)	1	425
Rigel Pharmaceuticals, Inc. (a)	292	669
Sangamo BioSciences, Inc. (a)	85	538
Shire plc - ADR	23	4,465
Sunesis Pharmaceuticals, Inc. (a)	35	23
Syros Pharmaceuticals, Inc. (a)	217	2,509
T2 Biosystems, Inc. (a)	40	226
TESARO, Inc. (a)	8	746
TG Therapeutics, Inc. (a)	49	290
Tracon Pharmaceuticals, Inc. (a)	5	25
Trillium Therapeutics, Inc. (a)(b)	9	77
Trovagene, Inc. (a)	105	591
Ultragenyx Pharmaceutical, Inc. (a)	35	2,215
UniQure NV (a)(b)	12	87
United Therapeutics Corporation (a)	7	847
Vanda Pharmaceuticals, Inc. (a)	9	103
Vertex Pharmaceuticals, Inc. (a)	41	3,977
Xenon Pharmaceuticals, Inc. (a)(b)	52	397
		68,133
Building Products - 0.24%
A.O. Smith Corporation	12	1,115
Advanced Drainage Systems, Inc.	169	4,514
Allegion plc (b)	7	507
Continental Building Products, Inc. (a)	22	516
Fortune Brands Home & Security, Inc.	46	2,910
Lennox International, Inc.	7	1,097
Owens Corning	45	2,381
		13,040
Capital Markets - 0.32%
Affiliated Managers Group, Inc. (a)	3	440
Ameriprise Financial, Inc.	6	575
The Bank of New York Mellon Corporation	1	39
BlackRock, Inc.	1	366
The Charles Schwab Corporation	19	540
E*Trade Financial Corporation (a)	21	527
Eaton Vance Corporation	18	681
Federated Investors, Inc., Class B	16	505
Franklin Resources, Inc.	15	543
The Goldman Sachs Group, Inc.	3	476
Invesco Ltd. (b)	20	584
Janus Capital Group, Inc.	25	378
Legg Mason, Inc.	187	6,384
Morgan Stanley	21	603
Northern Trust Corporation	8	541
Raymond James Financial, Inc.	21	1,153
SEI Investments Company	25	1,125
State Street Corporation	9	592
Stifel Financial Corporation (a)	11	389
T. Rowe Price Group, Inc.	7	495
Waddell & Reed Financial, Inc., Class A	13	237
WisdomTree Investments, Inc.	19	189
		17,362
Chemicals - 0.68%
Air Products & Chemicals, Inc.	3	448
Albemarle Corporation	19	1,599
Ashland, Inc.	10	1,132
Cabot Corporation	10	487
CF Industries Holdings, Inc.	20	494

The Dow Chemical Company	10	537
E. I. Du Pont de Nemours & Company	8	553
Ecolab, Inc.	4	473
FMC Corporation	11	523
International Flavors & Fragrances, Inc.	4	533
Minerals Technologies, Inc.	6	391
Monsanto Company	5	534
The Mosaic Company	19	513
NewMarket Corporation	2	856
Olin Corporation	28	585
Orion Engineered Carbons SA (b)	660	10,791
PolyOne Corporation	14	491
Praxair, Inc.	4	466
RPM International, Inc.	22	1,194
Sensient Technologies Corporation	7	517
The Sherwin-Williams Company	27	8,093
The Valspar Corporation	12	1,278
W.R. Grace and Company	54	4,043
		36,531
Commercial Services & Supplies - 0.12%
Cintas Corporation	5	536
Clean Harbors, Inc. (a)	9	463
Copart, Inc. (a)	16	807
Deluxe Corporation	8	541
Herman Miller, Inc.	10	328
HNI Corporation	8	417
MSA Safety, Inc.	5	279
Pitney Bowes, Inc.	28	541

R.R. Donnelley & Sons Company	35	627
Republic Services, Inc.	10	513
Rollins, Inc.	16	451
Stericycle, Inc. (a)	5	451
Tyco International plc (b)	12	547
		6,501
Communications Equipment - 0.23%
ARRIS International plc (a)(b)	32	872
Ciena Corporation (a)	429	8,232
Cisco Systems, Inc.	17	519
F5 Networks, Inc. (a)	4	494
Harris Corporation	6	520
InterDigital, Inc.	6	354
Motorola Solutions, Inc.	8	555
NetScout Systems, Inc. (a)	15	420
Plantronics, Inc.	6	289
Polycom, Inc. (a)	23	285
		12,540
Construction & Engineering - 0.20%
AECOM (a)	26	923
Dycom Industries, Inc. (a)	78	7,336
Fluor Corporation	10	535
Granite Construction, Inc.	7	348
Jacobs Engineering Group, Inc. (a)	10	535
KBR, Inc.	24	337
Valmont Industries, Inc.	4	524
		10,538
Construction Materials - 0.19%
Eagle Materials, Inc.	70	5,877
Vulcan Materials Company	34	4,215
		10,092
Consumer Finance - 0.13%
Capital One Financial Corporation	8	536
Navient Corporation	4	57
OneMain Holdings, Inc. (a)	200	5,768
SLM Corporation (a)	72	518
		6,879
Containers & Packaging - 0.58%
AptarGroup, Inc.	10	782
Avery Dennison Corporation	7	545
Ball Corporation	49	3,463
Berry Plastics Group, Inc. (a)	384	15,744
Graphic Packaging Holding Company	576	7,857
Greif, Inc., Class A	4	160
Packaging Corporation of America	8	597

Sealed Air Corporation	5	236
Silgan Holdings, Inc.	7	347
Sonoco Products Company	17	866
WestRock Company	13	558
		31,155
Distributors - 0.02%
LKQ Corporation (a)	16	550
Pool Corporation	7	716
		1,266
Diversified Consumer Services - 0.04%
DeVry Education Group, Inc.	10	223
Graham Holdings Company, Class B	1	503
Service Corporation International	32	887
Sotheby's	9	292
		1,905
Diversified Financial Services - 0.14%
Berkshire Hathaway, Inc., Class B (a)	3	433
CBOE Holdings, Inc.	14	963
CME Group, Inc.	5	511
Factset Research Systems, Inc.	7	1,204
Intercontinental Exchange, Inc.	2	528
Leucadia National Corporation	30	548
MarketAxess Holdings, Inc.	6	970
MSCI, Inc.	16	1,377
Nasdaq, Inc.	8	566
S&P Global, Inc.	5	611
		7,711
Diversified Telecommunication Services - 0.07%
AT&T, Inc.	12	520
CenturyLink, Inc.	17	534
Frontier Communications Corporation	102	530
Level 3 Communications, Inc. (a)	20	1,012
Verizon Communications, Inc.	9	499
Zayo Group Holdings, Inc. (a)	29	821
		3,916
Electric Utilities - 1.19%
American Electrical Power Company, Inc.	92	6,376
Emera, Inc. (b)	88	3,281
Eversource Energy	80	4,679
Exelon Corporation	344	12,824
FirstEnergy Corporation	14	489
IDACORP, Inc.	9	728
ITC Holdings Corporation	245	11,331
NextEra Energy, Inc.	4	513
OGE Energy Corporation	34	1,094

PG&E Corporation	144	9,207
Pinnacle West Capital Corporation	6	473
PNM Resources, Inc.	13	447
PPL Corporation	162	6,109
The Southern Company	9	481
Westar Energy, Inc.	24	1,334
Xcel Energy, Inc.	105	4,618
		63,984
Electrical Equipment - 0.05%
Acuity Brands, Inc.	2	525
AMETEK, Inc.	11	517
Eaton Corporation plc (b)	9	571
Hubbell, Inc.	9	970
		2,583
Electronic Equipment, Instruments & Components - 0.29%
Amphenol Corporation, Class A	9	536
Arrow Electronics, Inc. (a)	15	997
Avnet, Inc.	22	904
Belden, Inc.	7	512
Cognex Corporation	14	632
Corning, Inc.	25	555
FEI Company	7	745
FLIR Systems, Inc.	16	521
Ingram Micro, Inc., Class A	25	856
IPG Photonics Corporation (a)	6	506
Jabil Circuit, Inc.	28	570
Keysight Technologies, Inc. (a)	29	848
Knowles Corporation (a)	15	202
National Instruments Corporation	19	545
OSI Systems, Inc. (a)	52	3,092
SYNNEX Corporation	5	503
TE Connectivity Ltd. (b)	9	543
Tech Data Corporation (a)	6	468
Trimble Navigation Ltd. (a)	43	1,137
VeriFone Systems, Inc. (a)	19	364
Vishay Intertechnology, Inc.	23	307
Zebra Technologies Corporation, Class A (a)	9	477
		15,820
Energy Equipment & Services - 0.13%
Baker Hughes, Inc.	11	526
Diamond Offshore Drilling, Inc.	20	455
Dril-Quip, Inc. (a)	6	327
Ensco plc, Class A (b)	51	468
FMC Technologies, Inc. (a)	19	482
Halliburton Company	11	480
Helmerich & Payne, Inc.	7	434
Nabors Industries Ltd. (b)	46	414
National Oilwell Varco, Inc.	15	485
Noble Corporation plc (b)	41	303

Oceaneering International, Inc.	16	446
Oil States International, Inc. (a)	8	247
Patterson-UTI Energy, Inc.	24	465
Rowan Companies plc, Class A (b)	21	320
Schlumberger Ltd. (a)(b)	6	483
Superior Energy Services, Inc.	26	415
Transocean Ltd. (b)	43	473
		7,223
Food & Staples Retailing - 0.06%
Casey's General Stores, Inc.	7	935
The Kroger Company	13	444
SUPERVALU, Inc. (a)	45	220
Sysco Corporation	10	518
United Natural Foods, Inc. (a)	8	400
Walgreens Boots Alliance, Inc.	6	475
Whole Foods Market, Inc.	16	488
		3,480
Food Products - 0.67%
Archer-Daniels-Midland Company	12	541
Bunge Ltd. (b)	136	8,954
ConAgra Foods, Inc.	10	468
Darling Ingredients, Inc. (a)	160	2,525
Dean Foods Company	15	277
Flowers Foods, Inc.	31	570
General Mills, Inc.	7	503
The Hain Celestial Group, Inc. (a)	17	897
The Hershey Company	5	554
Hormel Foods Corporation	14	523
Ingredion, Inc.	12	1,599
Kellogg Company	6	496
The Kraft Heinz Company	6	518
Lancaster Colony Corporation	3	390
McCormick & Company, Inc.	5	511
Mead Johnson Nutrition Company	25	2,230
Mondelez International, Inc., Class A	86	3,782
Pinnacle Foods, Inc.	87	4,368
Post Holdings, Inc. (a)	35	3,034
Snyder's-Lance, Inc.	13	445
Tootsie Roll Industries, Inc.	4	149
TreeHouse Foods, Inc. (a)	9	929
The WhiteWave Foods Company (a)	30	1,665
		35,928
Gas Utilities - 0.11%
Atmos Energy Corporation	17	1,357
National Fuel Gas Company	14	791
New Jersey Resources Corporation	14	521

ONE Gas, Inc.	9	585
Questar Corporation	30	755
UGI Corporation	29	1,313
WGL Holdings, Inc.	8	566
		5,888
Health Care Equipment & Supplies - 1.11%
Abbott Laboratories	25	1,119
ABIOMED, Inc. (a)	60	7,078
Align Technology, Inc. (a)	12	1,070
AtriCure, Inc. (a)	59	896
Baxter International, Inc.	11	528
Boston Scientific Corporation (a)	167	4,055
C. R. Bard, Inc.	8	1,790
Cardiovascular Systems, Inc. (a)	24	471
The Cooper Companies, Inc.	19	3,467
Danaher Corporation	5	407
DENTSPLY SIRONA, Inc.	8	512
DexCom, Inc. (a)	61	5,626
Edwards Lifesciences Corporation (a)	38	4,352
GenMark Diagnostics, Inc. (a)	117	1,246
Halyard Health, Inc. (a)	8	277
Hill-Rom Holdings, Inc.	10	534
IDEXX Laboratories, Inc. (a)	29	2,720
Intuitive Surgical, Inc. (a)	1	696
K2M Group Holdings, Inc. (a)	146	2,447
LivaNova plc (a)(b)	7	364
Mazor Robotics Ltd. - ADR (a)	20	453
Medtronic plc (b)	6	526
Nevro Corporation (a)	23	1,902
Novadaq Technologies, Inc. (a)(b)	23	245
NuVasive, Inc. (a)	23	1,431
NxStage Medical, Inc. (a)	222	4,908
ResMed, Inc.	24	1,653
Roka Bioscience, Inc. (a)	88	75
The Spectranetics Corporation (a)	18	417
St. Jude Medical, Inc.	49	4,069
STAAR Surgical Company (a)	64	438
Stryker Corporation	4	465
Sunshine Heart, Inc. (a)	46	41
Teleflex, Inc.	7	1,262
Varian Medical Systems, Inc. (a)	6	569
West Pharmaceutical Services, Inc.	12	963
Wright Medical Group NV (a)(b)	23	504
Zimmer Biomet Holdings, Inc.	4	525
		60,101
Health Care Providers & Services - 0.30%
Aetna, Inc.	12	1,382
AmerisourceBergen Corporation	1	85
Amsurg Corporation (a)	9	675
Centene Corporation (a)	7	494
Cigna Corporation	4	516
DaVita HealthCare Partners, Inc. (a)	6	465
Henry Schein, Inc. (a)	3	543
Humana, Inc.	14	2,416
Laboratory Corporation of America Holdings (a)	4	558
LifePoint Health, Inc. (a)	7	414
MEDNAX, Inc. (a)	15	1,034

Molina Healthcare, Inc. (a)	13	739
Owens & Minor, Inc.	10	357
Patterson Companies, Inc.	10	494
Quest Diagnostics, Inc.	6	518
Tenet Healthcare Corporation (a)	13	398
UnitedHealth Group, Inc.	17	2,434
Universal Health Services, Inc., Class B	7	907
VCA, Inc. (a)	12	856
WellCare Health Plans, Inc. (a)	7	748
		16,033
Health Care Technology - 0.03%
Allscripts Healthcare Solutions, Inc. (a)	31	438
Cerner Corporation (a)	9	561
HMS Holdings Corporation (a)	33	656
		1,655
Hotels, Restaurants & Leisure - 0.74%
BJ's Restaurants, Inc. (a)	54	2,097
Brinker International, Inc.	9	424
Buffalo Wild Wings, Inc. (a)	12	2,016
Carnival Corporation (b)	11	514
The Cheesecake Factory, Inc.	8	414
Chipotle Mexican Grill, Inc. (a)	1	424
Churchill Downs, Inc.	2	262
Cracker Barrel Old Country Store, Inc.	1	157
Darden Restaurants, Inc.	7	431
Domino's Pizza, Inc.	81	11,931
Imperial Pacific International Holdings Ltd. (a)(b)	37,268	669
International Speedway Corporation, Class A	4	135
Jack in the Box, Inc.	90	7,955
Panera Bread Company, Class A (a)	4	877
Papa John's International, Inc.	100	7,395
Royal Caribbean Cruises Ltd. (b)	7	507
Shake Shack, Inc., Class A (a)	50	2,001
Starwood Hotels & Resorts Worldwide, Inc.	7	547
Wyndham Worldwide Corporation	7	497
Yum! Brands, Inc.	6	537
		39,790
Household Durables - 0.31%
CalAtlantic Group, Inc.	60	2,172
D.R. Horton, Inc.	16	526
Garmin Ltd. (b)	12	652
Helen of Troy Ltd. (a)(b)	5	498
Mohawk Industries, Inc. (a)	27	5,641

Newell Brands, Inc.	10	525
NVR, Inc. (a)	1	1,705
PulteGroup, Inc.	26	551
Tempur Sealy International, Inc. (a)	9	681
Toll Brothers, Inc. (a)	114	3,193
TRI Pointe Group, Inc. (a)	25	336
Tupperware Brands Corporation	7	439
		16,919
Household Products - 0.23%
Church & Dwight Company, Inc.	5	491
Colgate-Palmolive Company	7	521
Energizer Holdings, Inc.	10	515
The Procter & Gamble Company	125	10,699
		12,226
Independent Power And Renewable Electricity Producers - 0.32%
AES Corporation	41	506
Calpine Corporation (a)	288	3,957
Dynegy, Inc. (a)	85	1,286
NextEra Energy Partners LP	160	4,997
NRG Energy, Inc.	96	1,329
Pattern Energy Group, Inc.	167	4,070
Talen Energy Corporation (a)	14	191
TerraForm Power, Inc., Class A (a)	90	1,058
		17,394
Industrial Conglomerates - 0.03%
Carlisle Companies, Inc.	11	1,136
Roper Technologies, Inc.	3	511
		1,647
Insurance - 1.03%
Aflac, Inc.	7	506
Alleghany Corporation (a)	3	1,630
Allied World Assurance Company Holdings AG (b)	160	6,558
The Allstate Corporation	7	478
American Financial Group, Inc.	12	877
American International Group, Inc.	223	12,140
Aon plc (b)	5	535
Arthur J. Gallagher & Company	11	541
Aspen Insurance Holdings Ltd. (b)	10	460
Assurant, Inc.	6	498
Brown & Brown, Inc.	19	696
Chubb Ltd. (b)	4	501
Cincinnati Financial Corporation	7	523
CNO Financial Group, Inc.	30	521
Endurance Specialty Holdings Ltd. (b)	11	744
Everest Re Group Ltd. (b)	7	1,323
First American Financial Corporation	18	753
Genworth Financial, Inc., Class A (a)	85	243

The Hartford Financial Services Group, Inc.	388	15,462
Kemper Corporation	7	240
Lincoln National Corporation	13	568
Loews Corporation	12	496
Marsh & McLennan Companies, Inc.	7	460
Mercury General Corporation	5	277
MetLife, Inc.	13	556
Old Republic International Corporation	41	795
Primerica, Inc.	8	412
Principal Financial Group, Inc.	12	559
The Progressive Corporation	15	488
Prudential Financial, Inc.	7	527
Reinsurance Group America, Inc.	11	1,092
RenaissanceRe Holdings Ltd. (b)	7	823
Torchmark Corporation	8	495
The Travelers Companies, Inc.	4	465
Unum Group	16	535
W. R. Berkley Corporation	16	931
Willis Towers Watson plc (b)	4	494
XL Group Ltd. (b)	15	519
		55,721
Internet & Catalog Retail - 0.38%
Amazon.com, Inc. (a)	14	10,623
Expedia, Inc.	5	583
HSN, Inc.	5	256
Liberty Interactive Corporation QVC Group, Class A (a)	192	5,147
Netflix, Inc. (a)	39	3,559
TripAdvisor, Inc. (a)	8	560
		20,728
Internet Software & Services - 0.65%
Akamai Technologies, Inc. (a)	9	455
Alphabet, Inc., Class A (a)	1	791
comScore, Inc. (a)	8	208
Cornerstone OnDemand, Inc. (a)	64	2,764
eBay, Inc. (a)	21	654
Facebook, Inc., Class A (a)	90	11,155
Intralinks Holdings, Inc. (a)	199	1,385
j2 Global, Inc.	8	535
LinkedIn Corporation, Class A (a)	2	385
Mimecast Ltd. (a)(b)	189	2,085
Pandora Media, Inc. (a)	240	3,264
Rackspace Hosting, Inc. (a)	18	422
Shopify, Inc., Class A (a)(b)	87	2,981
WebMD Health Corporation (a)	103	6,284
Yahoo!, Inc. (a)	13	496
Yelp, Inc. (a)	41	1,319
		35,183
IT Services - 0.41%
Accenture plc, Class A (b)	4	451
Acxiom Corporation (a)	13	298
Alliance Data Systems Corporation (a)	11	2,548
Automatic Data Processing, Inc.	6	534
Broadridge Financial Solutions, Inc.	20	1,354
Computer Sciences Corporation	24	1,148
Convergys Corporation	15	400
CoreLogic, Inc. (a)	15	604

CSRA, Inc.	22	592
DST Systems, Inc.	6	740
Fidelity National Information Services, Inc.	7	557
Fiserv, Inc. (a)	5	552
Gartner, Inc. (a)	13	1,303
Global Payments, Inc.	24	1,792
InterXion Holding NV (a)(b)	35	1,326
Jack Henry & Associates, Inc.	13	1,160
Leidos Holdings, Inc.	12	600
MasterCard, Inc., Class A	5	476
MAXIMUS, Inc.	11	648
MoneyGram International, Inc. (a)	127	884
Neustar, Inc., Class A (a)	9	227
PayPal Holdings, Inc. (a)	14	521
Teradata Corporation (a)	20	568
Total System Services, Inc.	10	509
Visa, Inc., Class A	6	468
The Western Union Company	26	520
WEX, Inc. (a)	6	562
Xerox Corporation	54	556
		21,898
Leisure Products - 0.74%
Brunswick Corporation	204	10,122
Callaway Golf Company	277	2,964
Hasbro, Inc.	6	487
Mattel, Inc.	207	6,910
Performance Sports Group Ltd. (a)(b)	2,652	8,831
Smith & Wesson Holding Corporation (a)	186	5,478
Vista Outdoor, Inc. (a)	103	5,155
		39,947
Life Sciences Tools & Services - 0.21%
Agilent Technologies, Inc.	58	2,790
Bio-Rad Laboratories, Inc., Class A (a)	3	435
Bio-Techne Corporation	6	675
Charles River Laboratories International, Inc. (a)	8	703
Fluidigm Corporation (a)	35	369
Illumina, Inc. (a)	4	665
Mettler-Toledo International, Inc. (a)	4	1,645
NanoString Technologies, Inc. (a)	12	163

Pacific Biosciences of California, Inc. (a)	181	1,548
PAREXEL International Corporation (a)	9	602
PerkinElmer, Inc.	10	569
QIAGEN NV (a)(b)	17	456
Quintiles Transnational Holdings, Inc. (a)	12	932
		11,552
Machinery - 0.81%
AGCO Corporation	12	578
CLARCOR, Inc.	8	498
Colfax Corporation (a)	88	2,584
Crane Company	8	498
Cummins, Inc.	34	4,174
Deere & Company	6	466
Donaldson Company, Inc.	22	795
Flowserve Corporation	60	2,871
Fortive Corporation (a)	2	96
Graco, Inc.	9	666
IDEX Corporation	13	1,167
Ingersoll-Rand plc (b)	116	7,686
Joy Global, Inc.	16	442
Kennametal, Inc.	13	323
Lincoln Electric Holdings, Inc.	11	683
Nordson Corporation	9	795
PACCAR, Inc.	1	59
Snap-on, Inc.	3	472
Stanley Black & Decker, Inc.	42	5,111
Terex Corporation	18	435
The Toro Company	9	828
Trinity Industries, Inc.	25	580
Wabtec Corporation	168	11,508
Xylem, Inc.	11	526
		43,841
Marine - 0.01%
Scorpio Bulkers, Inc. (a)(b)	104	342

Media - 0.22%
AMC Networks, Inc., Class A (a)	10	553
Cable One, Inc.	1	524
CBS Corporation, Class B	9	470
Cinemark Holdings, Inc.	18	677
Comcast Corporation, Class A	8	538
Discovery Communications, Class A (a)	20	502
DreamWorks Animation SKG, Inc., Class A (a)	12	492
The Interpublic Group of Companies, Inc.	22	507
John Wiley & Sons, Inc., Class A	8	462
Live Nation Entertainment, Inc. (a)	22	603
Meredith Corporation	6	327
The New York Times Company, Class A	22	285
News Corporation, Class A	44	571
Omnicom Group, Inc.	6	494
Scripps Networks Interactive, Inc., Class A	8	528
TEGNA, Inc.	22	482
Time Warner, Inc.	7	536
Time, Inc.	15	245
Viacom, Inc., Class B	63	2,865
		11,661
Metals & Mining - 0.14%
Alcoa, Inc.	55	584
Allegheny Technologies, Inc.	18	321
Carpenter Technology Corporation	8	314
Commercial Metals Company	19	314
Compass Minerals International, Inc.	6	418
Freeport-McMoRan, Inc.	46	596
Newmont Mining Corporation	13	572
Nucor Corporation	10	536
Reliance Steel & Aluminum Company	12	941

Royal Gold, Inc.	11	930
Steel Dynamics, Inc.	40	1,073
United States Steel Corporation	25	687
Worthington Industries, Inc.	7	310
		7,596
Multiline Retail - 0.37%
Dollar Tree, Inc. (a)	33	3,178
J.C. Penny Company, Inc. (a)	50	483
Kohl's Corporation	80	3,327
Macy's, Inc.	178	6,378
Nordstrom, Inc.	50	2,211
Target Corporation	55	4,143
		19,720
Multi-Utilities - 0.49%
Alliant Energy Corporation	39	1,570
Ameren Corporation	9	472
Black Hills Corporation	9	567
DTE Energy Company	89	8,679
MDU Resources Group, Inc.	33	794
NiSource, Inc.	19	487
SCANA Corporation	7	525
Sempra Energy	78	8,727
Vectren Corporation	14	724
WEC Energy Group, Inc.	59	3,830
		26,375
Oil, Gas & Consumable Fuels - 3.76%
Apache Corporation	9	473
Ardmore Shipping Corporation (b)	141	991
Cabot Oil & Gas Corporation	19	469
Callon Petroleum Company (a)	795	9,055
Carrizo Oil & Gas, Inc. (a)	245	8,036
Cheniere Energy, Inc. (a)	165	6,902
Chesapeake Energy Corporation (a)	112	607
Chevron Corporation	5	512

Cimarex Energy Company	84	10,082
Concho Resources, Inc. (a)	87	10,805
ConocoPhillips	11	449
CONSOL Energy, Inc.	35	678
Contango Oil & Gas Company (a)	12	111
Continental Resources, Inc. (a)	157	6,916
Denbury Resources, Inc.	59	171
Devon Energy Corporation	323	12,365
Diamondback Energy, Inc. (a)	128	11,237
Enable Midstream Partners LP	229	2,915
Energen Corporation	16	758
Euronav NV (b)	192	1,663
Exxon Mobil Corporation	5	445
Genesis Energy LP	425	15,462
Golar LNG Ltd. (b)	84	1,425
Gulfport Energy Corporation (a)	355	10,327
HollyFrontier Corporation	30	763
Kinder Morgan, Inc.	95	1,931
Marathon Petroleum Corporation	13	512
Murphy Oil Corporation	1	27
Navigator Holdings Ltd. (a)(b)	34	328
Newfield Exploration Company (a)	250	10,825
Noble Energy, Inc.	13	464
Oasis Petroleum, Inc. (a)	882	6,703
Occidental Petroleum Corporation	49	3,662
Parsley Energy, Inc., Class A (a)	132	3,763
Phillips 66	6	456
Phillips 66 Partners LP	297	15,890
Pioneer Natural Resources Company	3	488
Plains GP Holdings LP, Class A	765	8,124
QEP Resources, Inc.	680	12,376
Range Resources Corporation	11	443
Rice Energy, Inc. (a)	360	8,395
RSP Permian, Inc. (a)	220	7,909
SM Energy Company	11	298
Teekay Tankers Ltd., Class A (b)	327	965
Tesoro Corporation	6	457
Viper Energy Partners LP	99	1,583
Western Refining, Inc.	11	229
The Williams Companies, Inc.	63	1,510
World Fuel Services Corporation	12	571
WPX Energy, Inc. (a)	134	1,339
		202,865
Paper & Forest Products - 0.02%
Domtar Corporation	11	433
Louisiana-Pacific Corporation (a)	24	485
		918
Personal Products - 0.02%
Avon Products, Inc.	74	301
Edgewell Personal Care Company (a)	10	846
The Estee Lauder Comapnies, Inc., Class A	1	93
		1,240
Pharmaceuticals - 0.54%
Akorn, Inc. (a)	14	479
Alimera Sciences, Inc. (a)	140	287
Allergan plc (a)(b)	2	506
Aratana Therapeutics, Inc. (a)	99	751
AstraZeneca plc - ADR	111	3,790
Bristol Myers-Squibb Company	42	3,142

Catalent, Inc. (a)	18	460
Cempra, Inc. (a)	100	1,797
Eli Lilly & Company	23	1,906
Endo International plc (a)(b)	31	538
GlaxoSmithKline plc - ADR	53	2,389
Intra-Cellular Therapies, Inc. (a)	76	3,101
Johnson & Johnson	10	1,252
Mallinckrodt plc (a)(b)	8	539
Merck & Company, Inc.	56	3,285
Mylan NV (a)(b)	11	515
Newron Pharmaceuticals SpA (a)(b)	29	592
Novartis AG - ADR	6	500
Ocera Therapeutics, Inc. (a)	181	471
Pacira Pharmaceuticals, Inc. (a)	9	326
Paratek Pharmaceuticals, Inc. (a)	6	77
Perrigo Company plc (b)	5	457
Prestige Brands Holdings, Inc. (a)	9	481
TherapeuticsMD, Inc. (a)	50	388
Teva Pharmaceutical Industries Ltd. - ADR	12	642
Zoetis, Inc.	10	505
		29,176
Professional Services - 0.04%
CEB, Inc.	5	300
The Dun & Bradstreet Corporation	4	517
Equifax, Inc.	4	530
FTI Consulting, Inc. (a)	7	300
Robert Half International, Inc.	3	109
Verisk Analytics, Inc. (a)	6	512
		2,268
Real Estate Investment Trusts (REITs) - 5.90%
Acadia Realty Trust	394	14,838
Alexandria Real Estate Equities, Inc.	12	1,348
American Campus Communities, Inc.	22	1,190
American Tower Corporation	4	463
Apartment Investment & Management Company, Class A	171	7,861
Ashford Hospitality Prime, Inc.	2,423	36,442
AvalonBay Communities, Inc.	3	557
Boston Properties, Inc.	223	31,695
Care Capital Properties, Inc.	14	414
Communications Sales & Leasing, Inc.	24	746
Corrections Corporation of America	20	641
Cousins Properties, Inc.	240	2,554
Crown Castle International Corporation	5	485
DCT Industrial Trust, Inc.	15	753
Digital Realty Trust, Inc.	4	418
Education Realty Trust, Inc.	11	530
EPR Properties	11	924
Equinix, Inc.	1	373
Equity One, Inc.	735	24,453
Equity Residential	7	476
Essex Property Trust, Inc.	2	468
Extra Space Storage, Inc.	5	430
Federal Realty Investment Trust	3	509
First Industrial Realty Trust, Inc.	458	13,497
General Growth Properties, Inc.	16	511
HCP, Inc.	14	549
Healthcare Realty Trust Inc.	17	615
Highwoods Properties, Inc.	16	891

Hospitality Properties Trust	25	798
Host Hotels & Resorts, Inc.	128	2,271
Iron Mountain, Inc.	12	494
Kilroy Realty Corporation	415	30,382
Lamar Advertising Company, Class A	14	950
LaSalle Hotel Properties	19	523
Liberty Property Trust	1,278	52,884
The Macerich Company	6	535
Mack-Cali Realty Corporation	14	395
Medical Properties Trust, Inc.	40	628
National Retail Properties, Inc.	24	1,276
Parkway Properties, Inc.	661	11,482
Post Properties, Inc.	9	572
Potlatch Corporation	7	268
Prologis, Inc.	10	545
Public Storage	2	478
Rayonier, Inc.	21	572
Realty Income Corporation	7	500
Regency Centers Corporation	16	1,359
Senior Housing Properties Trust	40	888
Simon Property Group, Inc.	2	454
SL Green Realty Corporation	201	23,682
Sovran Self Storage, Inc.	8	819
Sun Communities, Inc.	200	15,830
Tanger Factory Outlet Centers, Inc.	16	668
Taubman Centers, Inc.	10	809
UDR, Inc.	434	16,158
Urban Edge Properties	17	508
Ventas, Inc.	7	533
Vornado Realty Trust	5	537
Weingarten Realty Investors	20	864
Welltower, Inc.	6	476
Weyerhaeuser Company	126	4,123
WP Glimcher, Inc.	31	393
		318,285
Real Estate Management & Development - 0.03%
Alexander & Baldwin, Inc.	8	315
CBRE Group, Inc., Class A (a)	18	512
Jones Lang LaSalle, Inc.	8	876
		1,703
Road & Rail - 1.24%
Canadian Pacific Railway Ltd. (b)	73	10,934
Covenant Transporation Group, Inc., Class A (a)	428	9,643
CSX Corporation	115	3,258
Genesee & Wyoming, Inc., Class A (a)	9	583
Heartland Express, Inc.	117	2,167
Hertz Global Holdings, Inc. (a)	24	1,168
J.B. Hunt Transport Services, Inc.	27	2,245
Kansas City Southern	40	3,844
Knight Transportation, Inc.	9	268
Landstar System, Inc.	7	493
Norfolk Southern Corporation	100	8,978
Old Dominion Freight Line, Inc. (a)	12	836

Ryder System, Inc.	93	6,129
Swift Transportation Company (a)	331	6,372
TransForce, Inc. (b)	60	1,176
Union Pacific Corporation	55	5,118
Werner Enterprises, Inc.	144	3,617
YRC Worldwide, Inc. (a)	17	202
		67,031
Semiconductors & Semiconductor Equipment - 0.26%
Advanced Micro Devices, Inc. (a)	110	755
Analog Devices, Inc.	9	574
Applied Materials, Inc.	21	552
Broadcom Ltd. (b)	3	486
Cree, Inc. (a)	17	486
Cypress Semiconductor Corporation	51	594
Fairchild Semiconductor International, Inc. (a)	19	375
First Solar, Inc. (a)	10	467
Integrated Device Technology, Inc. (a)	22	484
Intel Corporation	15	523
Intersil Corporation, Class A	23	351
KLA-Tencor Corporation	7	530
Lam Research Corporation	6	539
Linear Technology Corporation	11	660
Microchip Technology, Inc.	10	556
Micron Technology, Inc. (a)	38	522
Microsemi Corporation (a)	19	741
NVIDIA Corporation	11	628
Qorvo, Inc. (a)	9	569
QUALCOMM, Inc.	9	563
Silicon Laboratories, Inc. (a)	7	373
Skyworks Solutions, Inc.	8	528
Synaptics, Inc. (a)	6	312
Teradyne, Inc.	35	691
Texas Instruments, Inc.	8	558
Xilinx, Inc.	11	562
		13,979
Software - 1.48%
ACI Worldwide, Inc. (a)	19	376
Activision Blizzard, Inc.	13	522
Adobe Systems, Inc. (a)	53	5,187
ANSYS, Inc. (a)	15	1,340
Atlassian Corporation plc, Class A (a)(b)	200	5,994
Autodesk, Inc. (a)	9	535
Cadence Design Systems, Inc. (a)	50	1,203
CDK Global, Inc.	26	1,503
Citrix Systems, Inc. (a)	6	535
CommVault Systems, Inc. (a)	127	6,571
CyberArk Software Ltd. (a)(b)	117	6,598
Fair Isaac Corporation	5	633
FireEye, Inc. (a)	43	749
Fortinet, Inc. (a)	33	1,145
Gigamon, Inc. (a)	102	4,765
Imperva, Inc. (a)	32	1,508
Infoblox, Inc. (a)	360	6,739
Intuit, Inc.	4	444
Manhattan Associates, Inc. (a)	12	697
Mentor Graphics Corporation	18	384
Microsoft Corporation	10	567

Mobileye NV (a)(b)	151	7,234
Oracle Corporation	12	492
Proofpoint, Inc. (a)	40	3,035
PTC, Inc. (a)	19	755
Red Hat, Inc. (a)	79	5,948
Salesforce.com, Inc. (a)	54	4,417
Synopsys, Inc. (a)	26	1,408
Tyler Technologies, Inc. (a)	6	978
The Ultimate Software Group, Inc. (a)	29	6,064
Zynga, Inc., Class A (a)	480	1,378
		79,704
Specialty Retail - 1.22%
Aaron's, Inc.	12	287
Abercrombie & Fitch Company, Class A	115	2,382
Advance Auto Parts, Inc.	45	7,644
American Eagle Outfitters, Inc.	28	502
Ascena Retail Group, Inc. (a)	31	252
AutoNation, Inc. (a)	10	534
AutoZone, Inc. (a)	1	814
Bed Bath & Beyond, Inc.	11	494
Cabela's, Inc. (a)	8	413
Chico's FAS, Inc.	22	264
CST Brands, Inc.	13	581
Dick's Sporting Goods, Inc.	15	769
DSW, Inc., Class A	222	5,386
Five Below, Inc. (a)	71	3,622
Foot Locker, Inc.	9	537
Gamestop Corporation, Class A	49	1,517
The Gap, Inc.	24	619
Guess?, Inc.	10	147
The Home Depot, Inc.	50	6,912
L Brands, Inc.	1	74
Lowe's Companies, Inc.	102	8,393
The Michaels Companies, Inc. (a)	141	3,717
Murphy USA, Inc. (a)	6	460
Office Depot, Inc. (a)	92	318
O'Reilly Automotive, Inc. (a)	2	581
Restoration Hardware Holdings, Inc. (a)	36	1,109
Ross Stores, Inc.	17	1,051
Signet Jewelers Ltd. (b)	6	527
Staples, Inc.	58	539
The TJX Companies, Inc.	99	8,090
Tractor Supply Company	5	458
Ulta Salon Cosmetics & Fragrance, Inc. (a)	19	4,963
Urban Outfitters, Inc. (a)	18	538
Williams-Sonoma, Inc.	28	1,514
		66,008
Technology Hardware, Storage & Peripherals - 0.44%
3D Systems Corporation (a)	18	241
Apple, Inc.	119	12,401
Diebold, Inc.	10	282
EMC Corporation	18	509
Hewlett Packard Enterprise Company	368	7,735

HP, Inc.	41	575
Lexmark International, Inc., Class A	10	367
NCR Corporation (a)	21	692
Seagate Technology plc (b)	21	673
Western Digital Corporation	11	523
		23,998
Textiles, Apparel & Luxury Goods - 0.51%
Carter's, Inc.	89	9,011
Coach, Inc.	116	5,001
Deckers Outdoor Corporation (a)	5	330
Fossil Group, Inc. (a)	7	221
Kate Spade & Company (a)	285	6,182
PVH Corporatoin	5	505
Ralph Lauren Corporation	19	1,864
Skechers U.S.A., Inc., Class A (a)	22	528
Under Armour, Inc., Class A (a)	97	3,828
		27,470
Thrifts & Mortgage Finance - 0.04%
LendingTree, Inc. (a)	4	404
New York Community Bancorp, Inc.	80	1,156
Washington Federal, Inc.	15	375
		1,935
Tobacco - 0.03%
Altria Group, Inc.	7	474
Philip Morris International, Inc.	5	501
Reynolds American, Inc.	9	451
		1,426
Trading Companies & Distributors - 0.08%
Beacon Roofing Supply, Inc. (a)	53	2,492
GATX Corporation	7	313
Herc Holdings, Inc. (a)	0	16
NOW, Inc. (a)	18	330
United Rentals, Inc. (a)	10	797
Watsco, Inc.	4	576
		4,524
Transportation Infrastructure - 0.20%
Macquarie Infrastructure Corporation, LLC	142	10,884

Wireless Telecommunication Services - 0.01%
Telephone & Data Systems, Inc.	16	504
Total Long Common Stocks
(Cost $1,788,623)		1,894,535

LONG EXCHANGE TRADED FUNDS - 66.00%
Consumer Staples Select Sector SPDR Fund	43	2,352
iPath S&P 500 VIX Short-Term Futures ETN (a)	64	652
iShares 20+ Year Treasury Bond ETF (c)	5,890	833,788
iShares 7-10 Year Treasury Bond ETF (c)	7,233	817,835
iShares Cohen & Steers REIT ETF	85	9,497
iShares iBoxx $ High Yield Corporate Bond ETF (c)	9,676	826,427
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,665	826,393
ProShares UltraShort 20+ Year Treasury (a)	204	6,171
SPDR S&P 500 ETF Trust	1,037	225,185
Utilities Select Sector SPDR Fund	205	10,685
VelocityShares 3x Inverse Natural Gas ETN (a)	216	1,374
WisdomTree Japan Hedged Equity Fund	17	692
Total Long Exchange Traded Funds
(Cost $3,302,816)		3,561,051

PURCHASED OPTIONS - 0.23%	Contracts(d)
Purchased Call Options - 0.11%
Allied World Assurance Company Holdings AG
Expiration: September 2016, Exercise Price: $40.00	3	495
Ball Corporation
Expiration: January 2017, Exercise Price: $82.50	3	247
Bunge Ltd.
Expiration: October 2016, Exercise Price: $65.00	1	295
Bloomin' Brands, Inc.
Expiration: September 2016, Exercise Price: $20.00	1	15
Campbell Soup Company
Expiration: August 2016, Exercise Price: $70.00	1	5
Golar LNG Ltd.
Expiration: September 2016, Exercise Price: $20.00	4	310
The Habit Restaurants, Inc.
Expiration: August 2016, Exercise Price: $17.00	1	52
Kinder Morgan, Inc.
Expiration: August 2016, Exercise Price: $20.00	5	330
Expiration: August 2016, Exercise Price: $22.00	3	17
Macquarie Infrastructure Corporation, LLC
Expiration: October 2016, Exercise Price: $80.00	2	260
Mattel, Inc.
Expiration: September 2016, Exercise Price: $34.00	2	115
Navigator Holdings Ltd.
Expiration: December 2016, Exercise Price: $12.50	3	113
Performance Sports Group Ltd.
Expiration: October 2016, Exercise Price: $5.00	4	100
Pinnacle Foods, Inc.
Expiration: December 2016, Exercise Price: $52.50	2	315
Post Holdings, Inc.
Expiration: September 2016, Exercise Price: $90.00	1	265
Scorpio Tankers, Inc.
Expiration: October 2016, Exercise Price: $5.00	5	150
Skechers U.S.A., Inc., Class A
Expiration: October 2016, Exercise Price: $30.00	2	60
Smith & Wesson Holding Corporation
Expiration: September 2016, Exercise Price: $30.00	2	335
SPDR S&P 500 ETF Trust
Expiration: August 2016, Exercise Price: $217.00	5	1,135
Syngenta AG
Expiration: September 2016, Exercise Price: $85.00	1	170
The WhiteWave Foods Company
Expiration: August 2016, Exercise Price: $57.50	5	63
Union Pacific Corporation
Expiration: November 2016, Exercise Price: $100.00	1	132
WisdomTree Japan Hedged Equity Fund
Expiration: August 2016, Exercise Price: $43.00	4	92
W.R. Grace and Company
Expiration: September 2016, Exercise Price: $80.00	2	395
XPO Logistics, Inc.
Expiration: November 2016, Exercise Price: $30.00	2	575
Total Purchased Call Options		6,041

Purchased Put Options – 0.12%
American Airlines Group, Inc.
Expiration: September 2016, Exercise Price: $34.00	1	121
Deutsche Bank AG
Expiration: August 2016, Exercise Price: $13.00	2	95
Energy Transfer Equity LP
Expiration: August 2016, Exercise Price: $16.00	12	708
The Finish Line, Inc., Class A
Expiration: August 2016, Exercise Price: $21.00	1	35
Harley-Davidson, Inc.
Expiration: August 2016, Exercise Price: $52.50	1	180
iShares MSCI Eurozone ETF
Expiration: August 2016, Exercise Price: $32.00	2	30
iShares Russell 2000 ETF
Expiration: August 2016, Exercise Price: $116.00	4	24
Expiration: August 2016, Exercise Price: $116.00	1	38
Newell Brands, Inc.
Expiration: August 2016, Exercise Price: $47.00	1	17
Nordic American Tankers Ltd.
Expiration: August 2016, Exercise Price: $13.00	2	255
Plains All American Pipeline LP
Expiration: September 2016, Exercise Price: $27.00	4	430
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: August 2016, Exercise Price: $33.50	22	1,727
Expiration: August 2016, Exercise Price: $34.00	2	198
Expiration: August 2016, Exercise Price: $35.00	4	602
Swift Transportation Company
Expiration: August 2016, Exercise Price: $18.00	4	120
Targa Resources Corporation
Expiration: September 2016, Exercise Price: $37.00	5	1,162
Under Armour, Inc., Class A
Expiration: September 2016, Exercise Price: $37.50	1	87
United States Oil Fund LP
Expiration: August 2016, Exercise Price: $11.00	3	384
Utilities Select Sector SPDR Fund
Expiration: August 2016, Exercise Price: $51.00	2	15
Expiration: August 2016, Exercise Price: $51.50	1	44
Virgin America, Inc.
Expiration: December 2016, Exercise Price: $45.00	1	33
Total Purchased Put Options		6,305
Total Purchased Options
(Cost $13,826)		12,346

Total Long Investments
(Cost $5,105,265) - 101.34%		5,467,932

SECURITIES SOLD SHORT - (24.98)%	Shares
SHORT COMMON STOCKS - (20.62)%
Aerospace & Defense - (0.32)%
The Boeing Company	(26)	(3,475)
Honeywell International, Inc.	(3)	(349)
Huntington Ingalls Industries, Inc.	(30)	(5,178)
Lockheed Martin Corporation	(14)	(3,538)
Spirit Aerosystems Holdings, Inc., Class A	(72)	(3,123)
Textron, Inc.	(39)	(1,521)
		(17,184)
Air Freight & Logistics - (0.30)%
Expeditors International of Washington, Inc.	(30)	(1,483)
Hub Group, Inc., Class A	(99)	(4,053)
United Parcel Service, Inc., Class B	(99)	(10,702)
		(16,238)
Airlines - (0.32)%
Delta Air Lines, Inc.	(141)	(5,463)
Hawaiian Holdings, Inc.	(77)	(3,506)
Virgin America, Inc.	(152)	(8,500)
		(17,469)
Auto Components - (0.13)%
Autoliv, Inc.	(7)	(741)
Autoliv, Inc. - SDR (b)	(15)	(1,588)
BorgWarner, Inc.	(73)	(2,422)
Gentex Corporation	(136)	(2,403)
		(7,154)
Automobiles - (0.35)%
Ferrari NV - ADR	(54)	(2,439)
Fiat Chrysler Automobiles NV (b)	(500)	(3,205)

Ford Motor Company	(477)	(6,039)
General Motors Company	(72)	(2,271)
Harley-Davidson, Inc.	(40)	(2,117)
Tesla Motors, Inc.	(11)	(2,582)
		(18,653)
Banks - (0.92)%
Canadian Western Bank (b)	(192)	(3,709)
Hancock Holding Company	(347)	(10,059)
M&T Bank Corporation	(156)	(17,871)
People's United Financial, Inc.	(255)	(3,866)
Synovus Financial Corporation	(340)	(10,350)
Trustmark Corporation	(149)	(3,889)
		(49,744)
Biotechnology - (0.19)%
AbbVie, Inc.	(45)	(2,980)
Agios Pharmaceuticals, Inc.	(12)	(543)
Aimmune Therapeutics, Inc.	(2)	(24)
Amgen, Inc.	(21)	(3,613)
Cellectis SA - ADR	(12)	(316)
Dicerna Pharmaceuticals, Inc.	(19)	(61)
Enanta Pharmaceuticals, Inc.	(19)	(427)
Intrexon Corporation	(35)	(887)
Juno Therapeutics, Inc.	(10)	(309)
MacroGenics, Inc.	(3)	(92)
Myriad Genetics, Inc.	(13)	(403)
NantKwest, Inc.	(8)	(55)
XBiotech, Inc. (b)	(24)	(342)
		(10,052)
Building Products - (0.20)%
Armstrong Flooring, Inc.	(34)	(678)
Armstrong World Industries Inc.	(16)	(680)
Masco Corporation	(184)	(6,712)
USG Corporation	(89)	(2,506)
		(10,576)
Capital Markets - (0.34)%
The Bank of New York Mellon Corporation	(308)	(12,135)
BlackRock, Inc.	(17)	(6,226)
		(18,361)
Chemicals - (0.22)%
Cabot Corporation	(51)	(2,483)
Eastman Chemical Company	(17)	(1,109)
LyondellBasell Industries NV, Class A (b)	(38)	(2,860)
PPG Industries, Inc.	(44)	(4,607)
The Scotts Miracle-Gro Company, Class A	(13)	(959)
		(12,018)
Commercial Services & Supplies - (0.17)%
Republic Services, Inc.	(51)	(2,614)
Waste Management, Inc.	(99)	(6,546)
		(9,160)
Communications Equipment - (0.39)%
Brocade Communications Systems, Inc.	(561)	(5,217)
Juniper Networks, Inc.	(218)	(4,946)
NETGEAR, Inc.	(104)	(5,349)
Ubiquiti Networks, Inc.	(40)	(1,789)
ViaSat, Inc.	(52)	(3,839)
		(21,140)
Construction & Engineering - (0.12)%
MasTec, Inc.	(188)	(4,596)
Quanta Services, Inc.	(81)	(2,074)
		(6,670)
Construction Materials - (0.09)%
Martin Marietta Materials, Inc.	(23)	(4,661)

Consumer Finance - (0.60)%
American Express Company	(152)	(9,798)
Cash America International, Inc.	(75)	(3,214)
Credit Acceptance Corporation	(15)	(2,710)
Discover Financial Services	(231)	(13,130)
Navient Corporation	(58)	(824)
Synchrony Financial	(107)	(2,983)
		(32,659)
Containers & Packaging - (0.09)%
Bemis Company, Inc.	(48)	(2,450)
International Paper Company	(4)	(183)

Owens-Illinois, Inc.	(75)	(1,409)
Sealed Air Corporation	(14)	(661)
		(4,703)
Distributors - (0.02)%
Genuine Parts Company	(12)	(1,227)

Diversified Consumer Services - (0.02)%
H&R Block, Inc.	(52)	(1,237)

Diversified Financial Services - (0.26)%
Moody's Corporation	(131)	(13,887)

Electric Utilities - (0.55)%
Duke Energy Corporation	(98)	(8,388)
Edison International	(45)	(3,482)
Entergy Corporation	(82)	(6,674)
Fortis, Inc. (b)	(181)	(5,995)
Great Plains Energy, Inc.	(110)	(3,276)
Hawaiian Electric Industries, Inc.	(54)	(1,677)
		(29,492)
Electrical Equipment - (0.25)%
Emerson Electric Company	(139)	(7,770)
Regal Beloit Corporation	(17)	(1,037)
Rockwell Automation, Inc.	(27)	(3,089)
Sensata Technologies Holding NV (b)	(36)	(1,365)
		(13,261)
Food & Staples Retailing - (0.20)%
Costco Wholesale Corporation	(23)	(3,846)
CVS Health Corporation	(12)	(1,113)
Sprouts Farmers Market, Inc.	(165)	(3,816)
Wal-Mart Stores, Inc.	(25)	(1,824)
		(10,599)
Food Products - (0.16)%
Campbell Soup Company	(26)	(1,619)
Hormel Foods Corporation	(59)	(2,204)
The JM Smucker Company	(22)	(3,391)
Tyson Foods, Inc., Class A	(16)	(1,178)
		(8,392)
Health Care Equipment & Supplies - (0.06)%
Becton, Dickinson and Company	(16)	(2,816)
Hologic, Inc.	(10)	(385)
STERIS plc (b)	(3)	(213)
		(3,414)
Health Care Providers & Services - (0.34)%
AmerisourceBergen Corporation	(59)	(5,026)
Anthem, Inc.	(26)	(3,415)
Cardinal Health, Inc.	(6)	(502)
Community Health Systems, Inc.	(17)	(217)
Express Scripts Holding Company	(42)	(3,195)
HCA Holdings, Inc.	(13)	(1,003)
McKesson Corporation	(23)	(4,475)
Premier, Inc., Class A	(6)	(196)
VCA, Inc.	(4)	(285)
		(18,314)
Hotels, Restaurants & Leisure - (0.66)%
Chipotle Mexican Grill, Inc.	(10)	(4,240)
Cracker Barrel Old Country Store, Inc.	(3)	(472)
DineEquity, Inc.	(12)	(976)
Dunkin' Brands Group, Inc.	(28)	(1,269)
Marriott International, Inc., Class A	(26)	(1,864)
McDonald's Corporation	(30)	(3,529)
Potbelly Corporation	(189)	(2,463)
Red Robin Gourmet Burgers, Inc.	(16)	(774)
Restaurant Brands International, Inc. (b)	(6)	(268)
SeaWorld Entertainment, Inc.	(144)	(2,218)
Sonic Corporation	(217)	(5,839)
Starbucks Corporation	(112)	(6,502)
Texas Roadhouse, Inc.	(67)	(3,164)
The Wendy's Company	(152)	(1,468)
Wynn Resorts Ltd.	(6)	(588)
		(35,634)

Household Durables - (0.19)%
Harman International Industries, Inc.	(60)	(4,959)
Installed Building Products, Inc.	(16)	(573)
KB Home	(144)	(2,261)
Leggett & Platt, Inc.	(11)	(578)
Lennar Corporation, Class A	(21)	(983)
Meritage Homes Corporation	(16)	(582)
Whirlpool Corporation	(2)	(385)
		(10,321)
Household Products - (0.11)%
The Clorox Company	(16)	(2,097)
Kimberly-Clark Corporation	(28)	(3,628)
		(5,725)
Industrial Conglomerates - (0.47)%
3M Company	(60)	(10,702)
General Electric Company	(471)	(14,667)
		(25,369)
Internet & Catalog Retail - (0.10)%
Netflix, Inc.	(62)	(5,657)

Internet Software & Services - (0.12)%
GoDaddy, Inc., Class A	(27)	(808)
Match Group, Inc.	(255)	(4,016)
VeriSign, Inc.	(18)	(1,559)
		(6,383)
IT Services - (0.36)%
Cognizant Technology Solutions Corporation, Class A	(31)	(1,782)
International Business Machines Corporation	(53)	(8,513)
Paychex, Inc.	(31)	(1,837)
Sabre Corporation	(65)	(1,895)
Science Applications International Corporation	(70)	(4,253)
Square, Inc., Class A	(125)	(1,259)
		(19,539)
Leisure Products - (0.12)%
Arctic Cat, Inc.	(135)	(2,108)
Polaris Industries, Inc.	(47)	(4,641)
		(6,749)
Life Sciences Tools & Services - (0.07)%
Thermo Fisher Scientific, Inc.	(16)	(2,542)
Waters Corporation	(8)	(1,271)
		(3,813)
Machinery - (0.87)%
Caterpillar, Inc.	(71)	(5,876)
Dover Corporation	(41)	(2,929)
Illinois Tool Works, Inc.	(3)	(346)
ITT, Inc.	(68)	(2,156)
Kone OYJ, Class B (b)	(76)	(3,851)
Navistar International Corporation	(184)	(2,359)
Oshkosh Corporation	(36)	(1,983)
PACCAR, Inc.	(231)	(13,622)
Parker-Hannifin Corporation	(36)	(4,111)
Pentair plc (b)	(6)	(383)
The Timken Company	(137)	(4,583)
Wabash National Corporation	(136)	(1,969)
Woodward, Inc.	(47)	(2,751)
		(46,919)
Marine - (0.10)%
Costamare, Inc. (b)	(64)	(626)
Diana Shipping, Inc. (b)	(256)	(666)
Genco Shipping & Trading Ltd. (b)	(76)	(446)
Kirby Corporation	(40)	(2,180)
Navios Maritime Holdings Inc. (b)	(416)	(391)
Star Bulk Carriers Corporation (b)	(280)	(1,246)
		(5,555)
Media - (0.07)%
Twenty-First Century Fox, Inc., Class A	(45)	(1,199)
The Walt Disney Company	(27)	(2,591)
		(3,790)
Multiline Retail - (0.12)%
Big Lots, Inc.	(9)	(479)
Dollar General Corporation	(49)	(4,642)
Tuesday Morning Corporation	(173)	(1,365)
		(6,486)

Multi-Utilities - (0.91)%
Canadian Utilities Ltd., Class A (b)	(107)	(3,294)
CenterPoint Energy, Inc.	(179)	(4,282)
CMS Energy Coproation	(153)	(6,912)
Consolidated Edison, Inc.	(66)	(5,285)
Dominion Resources, Inc.	(179)	(13,966)
National Grid plc - ADR	(34)	(2,463)
Public Service Enterprise Group, Inc.	(285)	(13,113)
		(49,315)
Oil, Gas & Consumable Fuels - (1.47)%
Anadarko Petroleum Corporation	(45)	(2,454)
Antero Resources Corporation	(54)	(1,414)
Bill Barrett Corporation	(212)	(1,266)
EOG Resources, Inc.	(64)	(5,229)
EQT Corporation	(76)	(5,537)
GasLog Ltd. (b)	(38)	(508)
Hess Corporation	(162)	(8,691)
Laredo Petroleum, Inc.	(288)	(2,886)
Marathon Oil Corporation	(127)	(1,732)
Matador Resources Company	(263)	(5,547)
Murphy Oil Corporation	(194)	(5,322)
ONEOK, Inc.	(215)	(9,630)
PDC Energy, Inc.	(99)	(5,422)
Sanchez Energy Corporation	(197)	(1,249)
Ship Finance International Ltd. (b)	(72)	(1,087)
Southwestern Energy Company	(164)	(2,391)
Spectra Energy Corporation	(241)	(8,669)
Synergy Resources Corporation	(183)	(1,191)
TransCanada Corporation (b)	(85)	(3,941)
Valero Energy Corporation	(7)	(366)
The Williams Companies, Inc.	(39)	(935)
WPX Energy, Inc.	(374)	(3,736)
		(79,203)
Paper & Forest Products - (0.03)%
Svenska Cellulosa AB SCA, Class B (b)	(53)	(1,575)

Personal Products - (0.16)%
Coty, Inc., Class A	(162)	(4,353)
The Estee Lauder Comapnies, Inc., Class A	(44)	(4,088)
		(8,441)
Pharmaceuticals - (0.04)%
Horizon Pharma plc (b)	(12)	(231)
Pfizer, Inc.	(56)	(2,066)
		(2,297)
Professional Services - (0.14)%
ManpowerGroup, Inc.	(47)	(3,262)
Nielsen Holdings plc (b)	(23)	(1,239)
Robert Half International, Inc.	(80)	(2,923)
		(7,424)
Real Estate Investment Trusts (REITs) - (5.06)%
Brixmor Property Group, Inc.	(160)	(4,544)
Camden Property Trust	(362)	(32,432)
CBL & Associates Properties, Inc.	(425)	(5,223)
Corporate Office Properties Trust	(80)	(2,397)
Douglas Emmett, Inc.	(706)	(26,856)
Duke Realty Corporation	(960)	(27,638)
EastGroup Properties, Inc.	(162)	(11,927)
Government Properties Income Trust	(2,452)	(58,505)
Hudson Pacific Properties, Inc.	(743)	(25,121)
Kimco Realty Corporation	(956)	(30,688)

Mid-America Apartment Communities, Inc.	(105)	(11,132)
OMEGA Healthcare Investors, Inc.	(476)	(16,422)
Piedmont Office Realty Trust, Inc., Class A	(560)	(12,286)
Public Storage	(34)	(8,123)
		(273,294)
Road & Rail - (0.40)%
Canadian National Railway Company (b)	(46)	(2,908)
DSV A/S (b)	(192)	(8,549)
J.B. Hunt Transport Services, Inc.	(6)	(499)
Knight Transportation, Inc.	(17)	(507)
Old Dominion Freight Line, Inc.	(131)	(9,125)
		(21,588)
Semiconductors & Semiconductor Equipment - (0.08)%
Acacia Communications, Inc.	(66)	(4,292)

Software - (0.46)%
CA, Inc.	(113)	(3,916)
Check Point Software Technologies Ltd. (b)	(32)	(2,460)
Electronic Arts, Inc.	(3)	(229)
Open Text Corporation (b)	(43)	(2,620)
Qualys, Inc.	(80)	(2,511)
SecureWorks Corporation, Class A	(209)	(3,095)
Symantec Corporation	(216)	(4,413)
Workday, Inc., Class A	(64)	(5,334)
		(24,578)
Specialty Retail - (0.89)%
Best Buy Company, Inc.	(64)	(2,150)
CarMax, Inc.	(285)	(16,604)
The Finish Line, Inc., Class A	(110)	(2,390)
Hennes & Mauritz AB, Class B (b)	(62)	(1,872)
Hibbett Sports, Inc.	(14)	(489)
L Brands, Inc.	(81)	(5,986)
Lowe's Companies, Inc.	(95)	(7,817)
O'Reilly Automotive, Inc.	(7)	(2,034)
Penske Automotive Group, Inc.	(85)	(3,368)
Pier 1 Imports, Inc.	(221)	(1,132)
Tiffany & Company	(64)	(4,129)
		(47,971)
Technology Hardware, Storage & Peripherals - (0.14)%
3D Systems Corporation	(80)	(1,071)
Apple, Inc.	(28)	(2,918)
NetApp, Inc.	(100)	(2,635)
Stratasys Ltd. (b)	(56)	(1,173)
		(7,797)
Textiles, Apparel & Luxury Goods - (0.39)%
Cie Financiere Richemont SA, Reg (b)	(45)	(2,736)
Hanesbrands, Inc.	(221)	(5,892)
lululemon athletica, Inc. (a)	(48)	(3,727)
Michael Kors Holdings Ltd. (b)	(13)	(672)
Nike, Inc., Class B	(39)	(2,164)
Salvatore Ferragamo SpA (b)	(87)	(2,051)
VF Corporation	(57)	(3,559)
		(20,801)
Trading Companies & Distributors - (0.26)%
AerCap Holdings NV (b)	(39)	(1,424)
Air Lease Corporation	(34)	(980)
Fastenal Company	(13)	(556)

MSC Industrial Direct Company, Inc., Class A	(48)	(3,448)
United Rentals, Inc.	(15)	(1,195)
W.W. Grainger, Inc.	(30)	(6,565)
		(14,168)
Transportation Infrastructure - (0.06)%
Wesco Aircraft Holdings, Inc.	(238)	(3,058)

Water Utilities - (0.16)%
American Water Works Company Inc.	(94)	(7,762)
Aqua America, Inc.	(26)	(901)
		(8,663)
Total Short Common Stocks
(Proceeds $1,065,756)		(1,112,670)

SHORT EXCHANGE TRADED FUNDS - (4.28)%
Alerian MLP ETF	(861)	(11,047)
Consumer Discretionary Select Sector SPDR Fund	(45)	(3,673)
CurrencyShares Euro Trust	(24)	(2,615)
Energy Select Sector SPDR Fund	(49)	(3,303)
First Trust Dow Jones Internet Index Fund	(24)	(1,860)
Guggenheim Shipping ETF	(93)	(1,046)
Health Care Select Sector SPDR Fund	(278)	(20,920)
Industrial Select Sector SPDR Fund	(48)	(2,786)
iShares 20+ Year Treasury Bond ETF	(46)	(6,512)
iShares iBoxx $ High Yield Corporate Bond ETF	(6)	(512)
iShares MSCI Emerging Markets ETF	(19)	(688)
iShares Nasdaq Biotechnology ETF	(13)	(3,763)
iShares Russell 2000 ETF	(262)	(31,726)
iShares Transportation Average ETF	(9)	(1,267)
iShares U.S. Healthcare Providers ETF	(44)	(5,655)
iShares U.S. Home Construction ETF	(242)	(7,006)
iShares U.S. Medical Devices ETF	(18)	(2,590)
iShares U.S. Real Estate ETF	(48)	(4,098)
iShares U.S. Telecommunications ETF	(16)	(552)
JPMorgan Alerian MLP Index ETN	(40)	(1,276)
Material Select Sector SPDR	(39)	(1,900)
Powershares QQQ Trust Series 1	(58)	(6,683)
SPDR Gold Shares	(35)	(4,514)
SPDR S&P 500 ETF Trust	(33)	(7,166)
SPDR S&P Biotech ETF	(304)	(18,878)
SPDR S&P Health Care Services ETF	(19)	(1,120)
SPDR S&P Homebuilders ETF	(131)	(4,726)
SPDR S&P Metals & Mining ETF	(78)	(2,264)

SPDR S&P Oil & Gas Exploration & Production ETF		(817)	(27,982)
SPDR S&P Regional Banking ETF		(400)	(16,040)
SPDR S&P Retail ETF		(236)	(10,641)
SPDR S&P Semiconductor ETF		(80)	(3,993)
United States Natural Gas Fund LP		(354)	(3,027)
United States Oil Fund LP		(415)	(4,051)
VelocityShares Daily Inverse VIX Short Term ETN		(152)	(5,121)
Total Short Exchange Traded Funds
(Proceeds $224,978)			(231,001)

	SHORT MUTUAL FUNDS - (0.08)%
Lyxor UCITS ETF FTSE MIB - EUR		(224)	(4,114)
Total Short Mutual Funds
(Cost $4,074)			(4,114)

Total Securities Sold Short
(Proceeds $1,294,808) - 24.98%			(1,347,785)
Net Total Investments
(Cost $3,810,457) - 76.36%			4,120,147
Other Assets In Excess Of Liabilities (c) - 23.64%			1,275,682
Net Assets - 100.00%			$5,395,829

(a)	Non-income producing security.
(b)	Foreign Security.
(c)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts. The total value of assets committed as collateral as of July 31, 2016 is $3,753,732.

(d)	100 shares per contract.

ADR	- American Depository Receipt
EUR	- Euro
ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note
plc	- Public Limited Company
Reg	- Registered
SDR	- Swedish Depository Receipt

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:
Cost Of Investments	$3,810,457
Gross Unrealized Appreciation	414,630
Gross Unrealized Depreciation	(104,940)
Net Unrealized Appreciation	$309,690

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks and real estate investment trust ("REITS") that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively "NASDAQ"), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service ("Pricing Service"). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services ("USBFS") using an "interpolation" methodology that incorporates foreign-exchange prices obtained from an approved Pricing Service for standard forward-settlement periods, such as one month, three months, six months and one year.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Future contracts are valued at the Settlement Price on the exchange on which they are principally traded. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of July 31, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks*	$ 1,880,115	$ 14,420	$ -	$ 1,894,535
Long Exchange Traded Funds	3,561,051	-	-	3,561,051
Purchased Options	-	12,346	-	12,346
Swap Contracts**	-	203	-	203
	$ 5,441,166	$ 26,969	$ -	$ 5,468,135

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short*	$ 1,090,447	$ 22,223	$ -	$ 1,112,670
Exchange Traded Funds Sold Short	231,001	-	-	231,001
Mutual Funds Sold Short	4,114	-	-	4,114
Written Options	-	3,599	-	3,599
Forward Currency Exchange Contracts**	-	45	-	45
	$ 1,325,562	$ 25,867	$ -	$ 1,351,429
* Please refer to the Schedule of Investments to view common stocks segregated by industry type.
** Forward currency exchange contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Fund did not have any Level 3 investments during the period.  It is the Fund's policy to record transfers at the end of the reporting period.  For the period ended July 31, 2016, there were no transfers between levels.

Disclosures about Derivative Instruments and Hedging Activities at July 31, 2016.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of July 31, 2016 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives	Description	Fair Value		Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$ 12,346		N/A	$ -
Written Option Contracts	N/A	-		Schedule of Options Written	3,599

Swap Contracts	Schedule of Swap Contracts	203		Schedule of Swap Contracts	-
Foreign Exchange Contracts:	Schedule of Forward Currency Exchange Contracts	-		Schedule of Forward Currency Exchange Contracts	45
Total		$ 12,549			$ 3,644

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P").
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
July 31, 2016

		Contracts(a)	Value
CALL OPTIONS WRITTEN
American Airlines Group, Inc.
Expiration: September 2016, Exercise Price: $39.00		1	$67
Bunge Ltd.
Expiration: October 2016, Exercise Price: $70.00		1	90
Genesis Energy LP
Expiration: September 2016, Exercise Price: $40.00		1	47
Kinder Morgan, Inc.
Expiration: August 2016, Exercise Price: $20.00		5	330
Molson Coors Brewing Company, Class B
Expiration: September 2016, Exercise Price: $110.00		1	115
Phillips 66 Partners LP
Expiration: August 2016, Exercise Price: $55.00		4	270
The Procter & Gamble Company
Expiration: August 2016, Exercise Price: $87.00		1	71
SPDR S&P 500 ETF Trust
Expiration: August 2016, Exercise Price: $220.00		1	77
Under Armour, Inc., Class A
Expiration: September 2016, Exercise Price: $45.00		2	45
			1,112

PUT OPTIONS WRITTEN
American Airlines Group, Inc.
Expiration: September 2016, Exercise Price: $28.00		1	20
Francesca's Holdings Corporation
Expiration: September 2016, Exercise Price: $12.00		1	60
Harley-Davidson, Inc.
Expiration: August 2016, Exercise Price: $50.00		2	180
iPATH S&P 500 VIX Short-Term Futures ETN
Expiration: August 2016, Exercise Price: $11.50		1	169
Kinder Morgan, Inc.
Expiration: August 2016, Exercise Price: $18.00		3	9
Expiration: August 2016, Exercise Price: $19.00		2	20
ONEOK, Inc.
Expiration: August 2016, Exercise Price: $42.50		3	217
Plains All American Pipeline LP
Expiration: August 2016, Exercise Price: $26.00		3	120
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: August 2016, Exercise Price: $31.00		2	42
Sprouts Farmers Market, Inc.
Expiration: August 2016, Exercise Price: $20.00		1	23
Targa Resources Corporation
Expiration: August 2016, Exercise Price: $41.00		2	880
Expiration: September 2016, Exercise Price: $34.00		4	470
Under Armour, Inc., Class A
Expiration: September 2016, Exercise Price: $35.00		2	70
The WhiteWave Foods Company
Expiration: October 2016, Exercise Price: $55.00		2	90
The Williams Companies, Inc.
Expiration: August 2016, Exercise Price: $21.00		2	44
Expiration: August 2016, Exercise Price: $22.00		2	73
			2,487
Total Options Written
(Premiums received $4,836)			$3,599

(a)	100 shares per contract.
ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note

Weiss Alternative Balanced Risk Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
July 31, 2016

				Unrealized
Termination Date*	Security	Shares	Notional	Appreciation (Depreciation)**	Counterparty
LONG EQUITY SWAP CONTRACTS
7/29/2016	Cobham plc	880	$ 1,867	$ 128	Morgan Stanley
5/25/2016	InterContinental Hotels Group plc	28	1,031	68	Morgan Stanley
7/29/2016	Pernod Ricard SA	27	2,983	102	Morgan Stanley
7/29/2016	The Weir Group plc	127	2,582	(121)	Morgan Stanley

SHORT EQUITY SWAP CONTRACTS
7/29/2016	Air Liquide SA	(9)	(914)	(46)	Morgan Stanley
7/29/2016	Burberry Group plc	(85)	(1,410)	(73)	Morgan Stanley
7/29/2016	Diageo plc	(114)	(3,181)	(86)	Morgan Stanley
7/28/2016	InterContinental Hotels Group plc	(28)	(1,350)	231	Morgan Stanley
				$ 203
plc - Public Limited Company
* The equity swap contracts for difference is mark-to-market daily.
** Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS* (Unaudited)
July 31, 2016
Unrealized
Settlement							Appreciation
Date	Currency to be Delivered		Value (USD)	Currency to be Received		Value (USD)	(Depreciation) (USD)**
8/31/2016	58,926	CNY	$ 8,845	8,800	USD	$ 8,800	$ (45)
			$ 8,845			$ 8,800	$ (45)

CNY- Chinese Yuan Renminbi
USD- U.S. Dollar
* Morgan Stanley is the counterparty for all open forward currency exchange contracts held by the Fund as of July 31, 2016.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title) /s/ John Hedrick
                                           John Hedrick, President

Date  9/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Hedrick
                                             John Hedrick, President

Date  9/23/2016

By (Signature and Title)* /s/ David Cox
                                              David Cox, Treasurer

Date  9/23/2016

* Print the name and title of each signing officer under his or her signature.